Brown Advisory Value Equity Fund (Prospectus Summary) | Brown Advisory Value Equity Fund
Brown Advisory Value Equity Fund
Investment Objective
The Brown Advisory Value Equity Fund (the "Fund") seeks to achieve capital appreciation.

Fees and Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Brown Advisory Value Equity Fund	Institutional Class	Advisor Shares
Maximum Sales Charge (Load) imposed on Purchases (as a % of the offering price)	none	none
Maximum Deferred Sales Charge (Load) imposed on Redemptions (as a % of the sale price)	none	none
Redemption Fee (as a % of amount redeemed within 14 days of purchase)	1.00%	1.00%
Exchange Fee(as a % of amount exchanged within 14 days of purchase)	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Brown Advisory Value Equity Fund	Institutional Class	Advisor Shares
Management Fees	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	none	0.25%
Other Expenses	0.18%	0.13%
Total Annual Fund Operating Expenses	0.93%	1.13%

Example
The example below is intended to help you compare the cost of investing in the

Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% annual return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Brown Advisory Value Equity Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Institutional Class	95	296	515	1,143
Advisor Shares	115	359	622	1,375

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year ended June 30, 2011, the portfolio turnover rate for the Fund was 64% of the average value of its portfolio.

Principal Investment Strategies
Under normal conditions, Brown Investment Advisory Incorporated (the "Advisor")

seeks to achieve the Fund's investment objective by investing at least 80% of the value of its net assets (plus any borrowings for investment purposes) in a portfolio of domestic equity securities of companies with medium to large market capitalization. Medium and large market capitalization companies are, according to the Advisor, those companies with market capitalizations generally greater than $2 billion at the time of purchase. When selecting value securities, the

Advisor combines a highly disciplined approach to securities valuation with an emphasis on companies that have attractive underlying fundamentals. The Advisor focuses on companies that it believes are financially strong, have a demonstrable record of self-funded growth, and are led by capable, proven,

shareholder-sensitive management. The Fund invests primarily in equity securities of companies that the Advisor believes have attractive underlying fundamentals and are generally capable of sustaining long-term growth rates at or above the market averages. Equity securities include domestic common and preferred stock, convertible debt securities, American Depositary Receipts

("ADRs"), real estate investment trusts ("REITs") and exchange traded funds

("ETFs"). The Advisor may also invest in private placements in these types of securities. The Fund invests primarily in ETFs that have an investment objective similar to the Fund's or that otherwise are permitted investments with the

Fund's investment policies described herein. ADRs are equity securities traded on U.S. securities exchanges, which are generally issued by banks or trust companies to evidence ownership of foreign equity securities. The Fund may invest up to 20% of its net assets in foreign securities including in emerging markets. The Advisor may sell a security or reduce its position if:

o  It has reached its target price;

o  Its present reward to risk ratio is unattractive;

o  A more attractively priced security is found, or;

o  The company's fundamentals deteriorate in a material, long-term manner.

In order to respond to adverse market, economical, political or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its principal investment strategies and invest, without limitation, in cash or prime quality cash equivalents.

Principal Investment Risks
As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance

Corporation or any other government agency. The following are the principal risks that could affect the value of your investment:

o  ADR Risk. ADRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political,

   regulatory and diplomatic risks.

o  Convertible Securities Risk. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities.

o  Equity and General Market Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The stock market may experience declines or stocks in the Fund's portfolio may not increase their earnings at the rate anticipated. The Fund's NAV and investment return will fluctuate based upon changes in the value of its portfolio securities.

o  ETF Risk. ETFs may trade at a discount to the aggregate value of the underlying securities and although expense ratios for ETFs are generally low,

   frequent trading of ETFs by the Fund can generate brokerage expenses. Shareholders of the Fund will indirectly be subject to the fees and expenses of the individual ETFs in which the Fund invests.

o  Management Risk. The Fund may not meet its investment objective based on the

   Advisor's success or failure to implement investment strategies for the Fund.

o  Medium Capitalization Company Risk. Securities of medium sized companies may be more volatile and more difficult to liquidate during market down turns than securities of larger companies.

o  Private Placement Risk. The Fund may invest in privately issued securities of domestic common and preferred stock, convertible debt securities, ADRs, REITs and ETFs, including those which may be resold only in accordance with

   Rule 144A under the Securities Act of 1933, as amended ("1933 Act"). Privately issued securities are restricted securities that are not publicly traded. Delay or difficulty in selling such securities may result in a loss to the Fund.

o  REIT and Real Estate Risk. The value of the Fund's investments in REITs may change in response to changes in the real estate market such as declines in the value of real estate, lack of available capital or financing opportunities, and increases in property taxes or operating costs.

o  Value Company Risk. The stock of value companies can continue to be undervalued for long periods of time and not realize its expected value. The value of the Fund may decrease in response to the activities and financial prospects of an individual company.

Performance Information
The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance of

Institutional Shares from year-to-year. The table shows how the average annual returns of the Institutional Shares and Advisor Shares for 1 and 5 years and since inception periods compare to a broad-based market index and secondary index provided to offer a broader market perspective.

Effective April 12, 2010, the Brown Advisory Value Equity Fund, a series of

Forum Funds (the "Predecessor Fund") reorganized into the Fund, which is a series of Professionally Managed Portfolios. Performance shown prior to

April 12, 2010 is that of the Predecessor Fund.

Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results. Updated performance information is available online at www.brownadvisoryfunds.com or by calling

800-540-6807 (toll free).

Brown Advisory Value Equity Fund -- Institutional Shares Calendar Year Total Returns

The Fund's calendar year-to-date total return as of September 30, 2011 was

-11.57%. During the periods shown in the chart, the highest quarterly return was

18.04% (for the quarter ended September 30, 2009) and the lowest quarterly return was -23.99% (for the quarter ended December 31, 2008).

Average Annual Total Returns For the period ended December 31, 2010
Average Annual Total Returns Brown Advisory Value Equity Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception
Institutional Class	Institutional Shares Return Before Taxes	14.47%	1.65%	7.31%
Institutional Class After Taxes on Distributions	Institutional Shares Return After Taxes on Distributions	14.25%	1.02%	6.24%
Institutional Class After Taxes on Distributions and Sales	Institutional Shares Return After Taxes on Distributions and Sale of Fund Shares	9.65%	1.32%	6.02%
Advisor Shares	Advisor Shares Return Before Taxes	13.96%	1.15%	6.90%
S&P 500® Index	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	7.06%
Russell 1000® Value Index	Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)	15.51%	1.28%	7.51%

NOTE: Institutional Shares of the Value Equity Fund commenced operations on

January 28, 2003 as part of the Predecessor Value Equity Fund. Advisor Shares commenced operations on April 25, 2006 as part of the Predecessor Value Equity

Fund. Performance shown prior to inception of the Advisor Shares is based on the performance of Institutional Shares, adjusted for the higher expenses applicable to Advisor Shares. Prior to July 1, 2011, the Advisor Shares were known as A

Shares.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k)

plans or individual retirement accounts. After-tax returns are shown for

Institutional Shares only. After-tax returns for Advisor Shares will vary. The

"Return After Taxes on Distributions and sale of Fund Shares" may be higher than other figures because when a capital loss occurs upon redemption of Fund Shares,

a tax deduction is provided that benefits the investor.